Related Party Transacations (Details) (USD $)	9 Months Ended		12 Months Ended	25 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Jul. 31, 2013
Related Party Transactions [Abstract]
Proceeds	$ 8,850			$ 8,850
(Repayments) of shareholder loans	(2,500)			(2,500)
Total proceeds and repayments from stockholder	$ 6,350